Income taxes - Schedule of deferred income taxes assets and liabilities (Details) - CAD ($)	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Non capital loss carry forwards	$ 4,481,137	$ 2,904,627
Other temporary differences	507,758	1,732,555
Valuation allowance	(4,988,895)	(4,637,182)
Net deferred income taxes assets and liabilities	$ 0	$ 0